Other Assets	12 Months Ended
Nov. 30, 2017
Other Assets [Abstract]
Other Assets
Other Assets

We have a 40% noncontrolling interest in Grand Bahama Shipyard Ltd. (“Grand Bahama”), a ship repair and maintenance facility. Grand Bahama provided services to us of $97 million in 2017, $58 million in 2016 and $33 million in 2015.